Stock Options and Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stock Options and Stock Based Compensation [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of stock option activity is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2012	3,864,750	$1.42	4.00
Granted	1,756,000	$0.55
Exercised	-	-
Cancelled or expired	520,000	$1.45
Outstanding at September 30, 2013	5,100,750	$1.12	7.27

Exercisable at December 31, 2012	2,992,417	$1.39	3.59
Exercisable at September 30, 2013	3,660,959	$1.25	6.53

A summary of stock option activity is as follows:
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2010	2,950,000	$1.39	4.88
Granted ($1.50)	1,141,000	$1.50
Granted ($2.00)	30,750	$2.00
Exercised	-
Cancelled or expired	75,000	$1.50
Outstanding at December 31, 2011	4,046,750	$1.40	4.21
Granted	188,000	$1.89
Exercised	225,000	$1.42
Cancelled or expired	145,000	$1.50
Outstanding at December 31, 2012	3,864,750	$1.42	4.00

Exercisable at December 31, 2011	2,518,854	$1.33	3.79
Exercisable at December 31, 2012	2,992,417	$1.39	3.59

Summary of Options Outstanding and Options Exercisable [Table Text Block]
The following table summarizes information about stock options at September 30, 2013:

Options Outstanding				Options Exercisable
Exercise Price	Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Exercisable	Weighted Average Exercise Price
$0.50	159,000			102,688
$0.55	1,681,000			645,833
$0.80	320,000			320,000
$1.25	310,000			310,000
$1.50	2,416,000			2,095,813
$2.00	214,750			186,625
$0.50 - $2.00	5,100,750	7.27	$1.12	3,660,959	$1.25

The following table summarizes information about stock options at December 31, 2012:

	Options Outstanding			Options Exercisable
Exercise Price	Outstanding	Weighted Average Remaining contractual life (in years)	Weighted Average Exercise Price	Exercisable	Weighted Average Exercise Price
$0.50	84,000			84,000
$0.80	320,000			320,000
$1.25	410,000			410,000
$1.50	2,836,000			2,033,250
$2.00	214,750			145,167
$0.50 - $2.00	3,864,750	4.00	$1.42	2,992,417	$1.39

Schedule of Nonvested Share Activity [Table Text Block]
The following table summarizes the activity of the Company’s stock options that have not vested for the nine months ended September 30, 2013:

	Shares	Weighted Average Grant-date Fair Value
Nonvested at December 31, 2012	872,333	$0.441
Granted	1,091,479	$0.110
Forfeited	103,125	$0.448
Vested	420,896	$0.328
Nonvested at September 30, 2013	1,439,791	$0.290

The following table summarizes the activity of the Company’s stock options that have not vested for the year ended December 31, 2012:

	Shares	Weighted Average Grant-date Fair Value
Nonvested at December 31, 2010	1,350,562	$0.466
Granted	1,171,750	$0.426
Forfeited	46,666	$0.388
Vested	947,750	$0.471
Nonvested at December 31, 2011	1,527,896	$0.437
Granted	69,583	$0.561
Forfeited	145,000	$0.425
Vested	580,146	$0.467
Nonvested at December 31, 2012	872,333	$0.441

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Stock-based compensation expense is as follows:

	Nine months Ended
	September 30, 2013	September 30, 2012
Selling, general, and administrative expense	$220,840	$180,701
Research and development expense	17,655	57,783
Total stock-based compensation expense	$238,495	$238,484

Stock-based compensation expense is as follows:
	Year ended
	December 31, 2012	December 31, 2011
Selling, general, and administrative expense	$268,618	$282,836
Research and development expense	77,044	69,154
Total stock-based compensation expense	$345,662	$351,990

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of the option grants was estimated using the  Black-Scholes option-pricing model with the following weighted average assumptions:

	Nine months Ended
	September 30, 2013	September 30, 2012
Risk-free interest rate	0.35%	1.04%
Volatility factor	24.48%	24.04%
Weighted average expected life (in years)	7	7
Dividend rate	0.0%	0.0%

Black-Scholes option-pricing model with the following weighted average assumptions:
	Year ended
	December 31, 2012	December 31, 2011
Risk-free interest rate	1.15%	1.35%
Volatility factor	24.28%	23.00%
Weighted average expected life (in years)	7	7
Dividend rate	0.0%	0.0%